Operating income	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Research tax credit ("CIR")	970	1,139
Depositary service fees	24	205
Total operating income	994	1,344
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the three-month periods ended March 31, 2025 and 2026 for an amount of €970 thousand and €1,139 thousand, respectively.
Depositary services fees
This line item includes issuance, cancellation and depositary service fees collected from ADS holders by Citibank, who is acting as the
Group's exclusive depositary for its publicly listed ADSs. As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank.